Acquisition of Chaarat ZAAV CJSC - Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 27, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Consideration Paid
Cash and cash equivalents		$ 421,989	$ 363,978	$ 152,942
Mineral rights and properties		779,730	586,982
Property, plant and equipment		108,510	93,793
Accounts payable and accrued liabilities		(85,163)	(63,881)
TOTAL ASSETS		1,464,227	$ 1,138,941
Chaarat ZAAV CJSC
Consideration Paid
Cash consideration	$ 92,000	$ 92,000
Transaction costs	2,460
Total acquisition costs to be allocated	94,460
Cash acquired on acquisition	(247)
Non-cash settlement of pre-existing loan receivable	(2,517)
Net cash outflow	91,696
Cash and cash equivalents	247
Mineral rights and properties	84,018
Property, plant and equipment	10,711
Accounts payable and accrued liabilities	(517)
TOTAL ASSETS	$ 94,460